Average Annual Total Returns - Nationwide Mellon Disciplined Value Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class K Shares 1 Year	Class K Shares 5 Years	Class K Shares 10 Years	Class K Shares After Taxes on Distributions 1 Year	Class K Shares After Taxes on Distributions 5 Years	Class K Shares After Taxes on Distributions 10 Years	Class K Shares After Taxes on Distributions and Sales of Shares 1 Year	Class K Shares After Taxes on Distributions and Sales of Shares 5 Years	Class K Shares After Taxes on Distributions and Sales of Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Eagle Class Shares 1 Year	Eagle Class Shares 5 Years	Eagle Class Shares 10 Years	Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Russell 1000® Value Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	(3.70%)	8.93%	9.04%	2.57%	10.66%	10.12%	1.24%	7.89%	7.65%	2.37%	7.71%	7.55%	2.66%	10.68%	10.13%	2.42%	10.63%	10.11%	2.58%	10.66%	10.12%	2.80%	9.74%	10.50%